Uncompleted Contracts (Tables)	12 Months Ended
Dec. 31, 2018
Contractors [Abstract]
Summary of Cost, Estimated Earnings and Billings on Uncompleted Contracts

Costs, estimated earnings and billings on uncompleted contracts are summarized as follows at December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Costs incurred on uncompleted contracts	$811,173	$2,485,787
Estimated earnings	469,109	779,598
Costs and estimated earnings on uncompleted contracts	1,280,282	3,265,385
Billings to date	1,265,475	3,553,817
Costs and estimated earnings in excess of billings on uncompleted contracts	14,807	(288,432)
Costs and earnings in excess of billings on completed contracts	(164,660)	(252,757)
	$(149,853)	$(35,675)

Costs in excess of billings	$45,478	$51,531
Billings in excess of cost	(195,331)	(87,206)
	$(149,853)	$(35,675)